FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Retail Prime Obligations Fund
Retail Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class A Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class D Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Treasury Obligations Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class P Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-2

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Institutional Prime Obligations Fund
Retail Prime Obligations Fund
Retail Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class T Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class U Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to the fund's Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled "Net Expenses" in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in the fund's Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the fund's board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Institutional Prime Obligations Fund
Retail Prime Obligations Fund
Retail Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class V Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Retail Prime Obligations Fund
Treasury Obligations Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class X Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Institutional Prime Obligations Fund
Retail Prime Obligations Fund
Retail Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class Y Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund's Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled "Net Expenses" in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund's Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds' board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund
Institutional Prime Obligations Fund
Retail Prime Obligations Fund
Retail Tax Free Obligations Fund
Treasury Obligations Fund
U.S. Treasury Money Market Fund
(collectively, the “First American Money Market Funds”)

Prospectus Supplement dated October 31, 2022

This information supplements the First American Money Market Funds Class Z Shares Prospectus dated October 29, 2021. Please retain this supplement for future reference.

As described in footnote 1 to each fund’s Fees and Expenses table in the prospectus, the adviser has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2022, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated on the line entitled “Net Expenses” in the table. Effective October 31, 2022, the adviser has contractually agreed to waive fees and reimburse other fund expenses through December 31, 2023, so that total annual fund operating expenses, after waivers, do not exceed the ratio indicated in each fund’s Fees and Expenses table. These fee waivers and expense reimbursements may be terminated any time after December 31, 2023, at the discretion of the adviser. Prior to that time, such waivers and reimbursements may not be terminated without the written approval of the funds’ board of directors.

FAF-MM-Pro-1

FIRST AMERICAN FUNDS, INC.

Government Obligations Fund

Institutional Prime Obligations Fund

Retail Prime Obligations Fund

Retail Tax Free Obligations Fund

Treasury Obligations Fund

U.S. Treasury Money Market Fund

(collectively, the “First American Money Market Funds”)

Statement of Additional Information (SAI) Supplement dated October 31, 2022

This information supplements the First American Money Market Funds SAI dated October 29, 2021. Please retain this supplement for future reference.

The fifth paragraph on page 24 of the SAI under the heading “Investment Advisory and Other Services for the Funds —Investment Adviser” is replaced by the following:

The Adviser has contractually agreed to limit fund expenses for each share class, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed certain amounts through December 31, 2023. The Adviser may voluntarily waive or reimburse certain fees and expenses of a fund to the extent necessary to avoid a negative yield, or a yield below a specified level, which may vary from time to time in the Adviser’s sole discretion. These voluntary waivers and reimbursements may be terminated at any time by the Adviser. In addition, with respect to such voluntary waivers or reimbursements, the Adviser may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

FAF-MM-SAI-2